Income(Loss) Per Share Data	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	704	1,095
E Ordinary shares undistributed income	2	4
Total undistributed income	706	1,099

Ordinary shares distributed income	193	89
E Ordinary shares distributed income	1	-
Total distributed income	194	89

Numerator - Net income

Attributable to Ordinary shares (1)	897	1,184
Attributable to E Ordinary shares	3	4
Total attributable to AngloGold Ashanti	900	1,188

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	897	1,184
Interest expense on convertible bonds	55	53
Amortization of issue cost and discount on convertible bonds	24	23
Fair value adjustment on convertible bonds included in income (2)	(170)	(200)
Income used in calculation of diluted earnings per ordinary share	806	1,060

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	382,593,036	381,471,126
Fully vested options (3)	1,706,404	1,447,478
Weighted average number of ordinary shares (1)	384,299,440	382,918,604

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,545,223	1,321,614
Dilutive potential of convertible bonds	33,524,615	33,524,615
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	419,369,278	417,764,833

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,541,262	2,958,298

(1)	The mandatory convertible bonds issued during 2010 are not included in basic income per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

(2)	Diluted earnings per ordinary share for the nine months ended September 30, 2011 has been corrected to take into account the earnings effect of the fair value adjustment of the option component of the 3.5% convertible bonds. The impact of this correction decreased diluted earnings per ordinary share for the nine months ended September 30, 2011 by 23 cents as previously reported. Basic earnings per ordinary share previously reported were unaffected.

(3)	Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

Rounding may result in computational differences.